NON-INTEREST COST AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2019
NON-INTEREST COST AND EXPENSES BY NATURE
NON-INTEREST COST AND EXPENSES BY NATURE

21.    NON-INTEREST COST AND EXPENSES BY NATURE

	Year ended December 31,
	2017	2018	2019
	(HK$ in thousands)
Employee compensation and benefits	134,468	211,978	327,441
Marketing and branding	30,369	79,891	130,528
Brokerage commission and handling charge expenses(Note22)	36,777	80,127	100,550
Processing and servicing costs(Note23)	52,446	73,843	91,916
Rental and other related expenses	10,847	21,256	64,756
Depreciation and amortization	4,300	8,327	16,547
Professional services	5,239	18,724	28,757
Others	9,042	12,814	23,867
Total	283,488	506,960	784,362